Commitments, contingencies and guarantees (Tables)	6 Months Ended
Sep. 30, 2024
Commitments, Contingencies and Guarantees [Abstract]
Commitments outstanding
The following table presents a summary of the key types of outstanding commitments provided by
Nomura
.

	Millions of yen
	March 31, 2024	September 30, 2024
Commitments to extend credit
Liquidity facilities to central clearing counterparties	¥1,724,901	¥2,287,712
Other commitments to extend credit	1,380,710	1,287,614

Total	¥3,105,611	¥3,575,326

Commitments to invest	¥31,989	¥26,996

Maturity schedule of commitments
As of September 30, 2024, these commitments had the following maturities:

	Millions of yen
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit
Liquidity facilities to central clearing counterparties	¥2,287,712	¥2,287,712	¥—	¥—	¥—
Other commitments to extend credit	1,287,614	227,388	433,019	376,031	251,176

Total	¥3,575,326	¥2,515,100	¥433,019	¥376,031	¥251,176

Commitments to invest	¥26,996	¥3,341	¥2,500	¥400	¥20,755

Information on derivative contracts and standby letters of credit and other guarantees
The following table presents information on Nomura’s derivative contracts that could meet the accounting definition of a guarantee and standby letters of credit and other guarantees.

	Millions of yen
	March 31, 2024		September 30, 2024
	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total
Derivative contracts (1)(2)	¥11,286,872	¥613,663,415	¥10,113,360	¥567,680,462
Standby letters of credit and other guarantees (3)	—	3,561,640	—	4,751,427

(1)	Credit derivatives are disclosed in Note 3. “ Derivative instruments and hedging activities ” and are excluded from above.
(2)	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
(3)
Primarily related to a certain sponsored repo program where Nomura guarantees to a third party clearing house in relation to its clients’ payment obligations. Our credit exposures under this guarantee are minimized by obtaining collateral from clients at amount approximately the maximum potential payout under the guarantee.

Maturity information on derivative contracts and standby letters of credit and other guarantees
The following table presents maturity information on Nomura’s derivative contracts that could meet the accounting definition of a guarantee and standby letters of credit and other guarantees as of September 30, 2024.

	Millions of yen
	Carrying value	Maximum Potential Payout/Notional
		Total	Years to Maturity
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥10,113,360	¥567,680,462	¥139,096,343	¥206,106,027	¥45,013,686	¥177,464,406
Standby letters of credit and other guarantees	—	4,751,427	4,713,119	21,074	17,225	9